EXPENSES BY NATURE - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Cost of inventories recognized as expenses	$ (31,972)	$ (25,645)	$ (21,404)
Royalty fees	(5,793)	(4,907)	(2,145)
Sales milestone	(5,000)	0	0
Obsolete inventory impairments	(2,735)	(4,847)	(1,663)
Total	$ (45,500)	$ (35,399)	$ (25,212)